    As filed with the Securities and Exchange Commission on August 20, 1999


                                          1933 Act Registration No.   333-30551
                                          1940 Act Registration No.    811-7787

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 X
                                                                       ---
           Pre-Effective Amendment No.
                                       ----                            ---

           Post-Effective Amendment No. 10                              X

                                       ----                            ---
                                     and/or


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         X
                                                                       ---

           Amendment No.  11                                            X

                        ----                                           ---
                       (Check appropriate box or boxes.)

                                AIM SERIES TRUST
                              --------------------
               (Exact name of Registrant as Specified in Charter)

                11 Greenway Plaza, Suite 100, Houston, TX 77046
              ---------------------------------------------------
              (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (713) 626-1919
                                                           --------------

                                    Copy to:

    Lisa A. Moss, Esq.                         Arthur J. Brown, Esq.
    A I M Advisors, Inc.                       R. Darrell Mounts, Esq.
    11 Greenway Plaza, Suite 100               Kirkpatrick & Lockhart LLP
    Houston, Texas 77046                       1800 Massachusetts Avenue, N.W.
                                               2nd Floor
                                               Washington, D.C. 20036


Approximate Date of Proposed Public Offering:   As soon as practicable after
                                                the effective date of this
                                                Amendment

It is proposed that this filing will become effective (check appropriate box):

      ___      immediately upon filing pursuant to paragraph (b)

       X       on August 27, 1999 pursuant to paragraph (b)
      ---

      ___      60 days after filing pursuant to paragraph (a)(1)
      ___      on (date) pursuant to paragraph (a)(1)
      ___      75 days after filing pursuant to paragraph (a)(2)
      ___      on (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

      ___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest

        AIM GLOBAL TRENDS FUND

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

        AIM Global Trends Fund seeks to provide long-term growth of capital.



        PROSPECTUS


        AUGUST 27, 1999



                                       This prospectus contains important
                                       information about the Class A, B and
                                       C shares of the fund. Please read it
                                       before investing and keep it for
                                       future reference.



                                       As with all other mutual fund
                                       securities, the Securities and
                                       Exchange Commission has not approved
                                       or disapproved these securities or
                                       determined whether the information
                                       in this prospectus is adequate or
                                       accurate. Anyone who tells you
                                       otherwise is committing a crime.



        [AIM LOGO APPEARS HERE]   INVEST WITH DISCIPLINE--Registered Trademark--

                             ----------------------
                             AIM GLOBAL TRENDS FUND
                             ----------------------



TABLE OF CONTENTS
-----------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES           1

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

PRINCIPAL RISKS OF INVESTING IN THE
  FUND                                        1

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

PERFORMANCE INFORMATION                       2

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

Annual Total Returns                          2

Performance Table                             2

FEE TABLE AND EXPENSE EXAMPLE                 3

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

Fee Table                                     3

Expense Example                               3

FUND MANAGEMENT                               4

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

The Advisor                                   4

Advisor Compensation                          4

Portfolio Managers                            4

OTHER INFORMATION                             4

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

Sales Charges                                 4

Dividends and Distributions                   4

FINANCIAL HIGHLIGHTS                          5

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

SHAREHOLDER INFORMATION                     A-1

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

Choosing a Share Class                      A-1

Purchasing Shares                           A-3

Redeeming Shares                            A-4

Exchanging Shares                           A-6

Pricing of Shares                           A-7

Taxes                                       A-8

OBTAINING ADDITIONAL INFORMATION     Back Cover

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -





The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design and Invest with Discipline are registered service marks and AIM Bank Connection, AIM Funds, AIM Funds and Design and AIM Investor are servicemarks of A I M Management Group Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                             ----------------------
                             AIM GLOBAL TRENDS FUND
                             ----------------------



INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is long-term growth of capital.



  The fund seeks to meet this objective by investing, normally, at least 65% of its total assets in equity securities of issuers in the following global industry sectors: consumer products and services, financial services, health care, infrastructure, natural resources and telecommunications and technology. The fund considers a company to be in one of these industry sectors if it (1) derives at least 50% of either its revenues or earnings from activities related to that industry; or (2) devotes at least 50% of its assets to such activities, based on the company's most recent fiscal year.



  The fund may also invest up to 35% of its assets in equity securities of issuers in other global industry sectors and in debt securities of U.S. and foreign issuers. The fund will normally invest in the securities of companies located in at least three different countries, including the United States, and may invest a significant portion of its assets in the securities of U.S. issuers. However, the fund will invest no more than 50% of its total assets in the securities of issuers in any one country, other than the U.S. The fund may invest substantially in securities denominated in one or more currencies.


  The fund may invest in companies located in developing countries, i.e., those that are in the initial stages of their industrial cycle. The fund may also invest up to 20% of its total assets in lower-quality debt securities, i.e., "junk bonds."


  The portfolio managers invest fund assets by initially determining the industry sectors that they believe provide the most advantageous investment opportunities for meeting the fund's investment objective. The portfolio managers then analyze specific companies within these sectors for possible investment. In analyzing specific companies for possible investment, the portfolio managers ordinarily look for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.



  In anticipation of or in response to adverse market conditions or for cash management purposes, the fund may hold all or a portion of its assets in cash (U.S. dollars, foreign currency, or multinational currency units), money market instruments, or high-quality debt securities. As a result, the fund may not achieve its investment objective.



PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity.


  The prices of foreign securities may be further affected by other factors, including:


- Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.


- Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.


  The value of your shares could be adversely affected if the computer systems used by the fund's investment advisor and the fund's other service providers are unable to distinguish the year 2000 from the year 1900.



  The fund's investment advisor and independent technology consultants are working to avoid year 2000-related problems in its systems and to obtain assurances that other service providers are taking similar steps. Year 2000 problems may also affect issuers in whose securities the fund invests.


  An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                             ----------------------
                             AIM GLOBAL TRENDS FUND
                             ----------------------



PERFORMANCE INFORMATION

--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.


  Prior to August, 1999, the fund was not actively managed and invested its assets in other AIM funds based on the industry weighting of the companies comprising the Morgan Stanley Capital International ("MSCI") All Country World Index. Those AIM funds invest in the following global industry sectors: consumer products and services, financial services, health care, infrastructure, natural resources, and telecommunications and technology.


ANNUAL TOTAL RETURNS

--------------------------------------------------------------------------------

The following bar chart shows the performance of the fund's Class A shares for the year ended December 31, 1998. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.



                        ANNUAL
YEAR ENDED              TOTAL
DECEMBER 31             RETURNS
-----------             -------
1998                     9.37%



During the period shown in the bar chart, the highest quarterly return was 19.49% (quarter ended December 31, 1998) and the lowest quarterly return was -17.89% (quarter ended September 30, 1998).


PERFORMANCE TABLE


The following performance table compares the fund's performance to that of a broad-based securities market index. The fund's performance reflects payment of sales loads.


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

(for the periods ended                                                  SINCE     INCEPTION
December 31, 1998                                            1 YEAR   INCEPTION     DATE
-------------------------------------------------------------------------------------------
Class A                                                       4.18%      1.07%    09/15/97
Class B                                                       3.83       1.35     09/15/97
Class C                                                         --       7.94     01/02/98
MSCI All Country World Index(1)                              21.72      17.16(2)  08/31/97(2)
-------------------------------------------------------------------------------------------



(1) The MSCI All Country World Index measures the performance of securities listed on the major world stock exchanges of 47 markets, including both developed and emerging markets.


(2) The average annual total return given is since the date closest to the inception date of the class with the longest performance history.

                             ----------------------
                             AIM GLOBAL TRENDS FUND
                             ----------------------



FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE



This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:



SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(fees paid directly from
your investment)        CLASS A   CLASS B   CLASS C
-------------------------------------------------------
Maximum Sales Charge
Imposed on Purchases
(as a percentage of
offering price)          4.75%     None      None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever
is less)                None(1)    5.00%     1.00%
-------------------------------------------------------



ANNUAL FUND OPERATING EXPENSES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted
from fund assets)(2)    CLASS A   CLASS B   CLASS C
-------------------------------------------------------
Management Fees           0.98%     0.98%     0.98%
Distribution and/or
Service (12b-1) Fees      0.50      1.00      1.00
Other Expenses            0.80      0.83      0.83
Total Annual Fund
  Operating Expenses      2.28      2.81      2.81
Expense
  Reimbursement(3)        0.28      0.31      0.31
Net Expenses              2.00      2.50      2.50
-------------------------------------------------------



(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.


(2) Expenses have been restated to reflect current fees.


(3) The investment advisor has contractually agreed to limit the fund's net expenses.



As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.



EXPENSE EXAMPLE



This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.



  The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived or expenses are reimbursed, the expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:



         1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------
Class A   $695    $1,153    $1,637     $2,966
Class B    784     1,171     1,684      3,012
Class C    384       871     1,484      3,138
----------------------------------------------



You would pay the following expenses if you did not redeem your shares:



         1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------
Class A   $695    $1,153    $1,637     $2,966
Class B    284       871     1,484      3,012
Class C    284       871     1,484      3,138
----------------------------------------------


                             ----------------------
                             AIM GLOBAL TRENDS FUND
                             ----------------------



FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR



A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.



  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 125 investment portfolios, including the fund, encompassing a broad range of investment objectives.



ADVISOR COMPENSATION



Prior to August 27, 1999, the advisor received no compensation for its services because the fund was not actively managed. The advisor currently receives compensation of 0.975% of the first $500 million of average daily net assets of the fund; 0.95% on the next $500 million of such assets; 0.925% on the next $500 million of such assets; and 0.90% on amounts thereafter.



PORTFOLIO MANAGERS



The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio are



- Roger Mortimer, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1995.



- Derek H. Webb, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1992.



- Michael Yellen, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1994.






OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES



Purchases of Class A shares of AIM Global Trends Fund are subject to the maximum 4.75% initial sales charge as listed under the heading "CATEGORY II Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section.



DIVIDENDS AND DISTRIBUTIONS


DIVIDENDS



The fund generally declares and pays dividends, if any, annually.


CAPITAL GAINS DISTRIBUTIONS



The fund generally distributes long-term and short-term capital gains (including any net gains from foreign currency transactions), if any, annually.

                             ----------------------
                             AIM GLOBAL TRENDS FUND
                             ----------------------



FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.


  During the periods shown in the financial highlights table the fund was not actively managed and invested in other AIM funds.



                                                                    CLASS A
                                                  -------------------------------------------
                                                                            SEPTEMBER 15,
                                                       YEAR ENDED              THROUGH
                                                  DECEMBER 31, 1998(a)   DECEMBER 31, 1997(a)
---------------------------------------------------------------------------------------------
Per Share Operating Performance:
  Net asset value, beginning of period                  $ 10.63                $ 11.43
Income from investment operations:
  Net investment income (loss)                            (0.02)                 (0.01)
  Net realized and unrealized gain (loss) on
    investments                                            1.01                  (0.31)
  Net increase (decrease) from investment
    operations                                             0.99                  (0.32)
Distribution to shareholders:
  From net investment income                              (0.02)                    --
  From net realized gain on investments                   (0.14)                    --
  In excess of net investment income                         --                  (0.48)
    Total distributions                                   (0.16)                 (0.48)
Net asset value, end of period                          $ 11.46                $ 10.63
Total investment return(b)                                 9.37%                 (2.68)%(c)
---------------------------------------------------------------------------------------------
Ratios and supplemental data:
---------------------------------------------------------------------------------------------
Net assets, end of period (in 000s)                     $17,822                $15,145
Ratio of net investment income (loss) to average
  net assets                                              (0.21)%                (0.35)%(d)
Ratio of operating expenses to average net
  assets                                                   0.50%                  0.50%(d)
Portfolio turnover rate(e)                                   28%                     1%(d)
---------------------------------------------------------------------------------------------


(a) These selected per share data were calculated based upon average shares outstanding during the period.
(b) Total investment return does not include sales charges.
(c) Not annualized.
(d) Annualized.
(e) Portfolio turnover rates are calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.


                                                                    CLASS B
                                                  -------------------------------------------
                                                                            SEPTEMBER 15,
                                                       YEAR ENDED              THROUGH
                                                  DECEMBER 31, 1998(a)   DECEMBER 31, 1997(a)
---------------------------------------------------------------------------------------------
Per Share Operating Performance:
  Net asset value, beginning of period                  $ 10.62                $ 11.43
Income from investment operations:
  Net investment income (loss)                            (0.07)                 (0.02)
  Net realized and unrealized gain (loss) on
    investments                                            1.00                  (0.32)
  Net increase (decrease) from investment
    operations                                             0.93                  (0.34)
Distribution to shareholders:
  From net investment income                                 --                     --
  From net realized gain on investments                   (0.14)                    --
  In excess of net investment income                         --                  (0.47)
    Total distributions                                   (0.14)                 (0.47)
Net asset value, end of period                          $ 11.41                $ 10.62
Total investment return(b)                                 8.83%                 (2.83)%(c)
---------------------------------------------------------------------------------------------
Ratios and supplemental data:
---------------------------------------------------------------------------------------------
Net assets, end of period (in 000s)                     $25,555                $19,184
Ratio of net investment income (loss) to average
  net assets                                              (0.71)%                (0.85)%(d)
Ratio of operating expenses to average net
  assets                                                   1.00%                  1.00%(d)
Portfolio turnover rate(e)                                   28%                     1%(d)
---------------------------------------------------------------------------------------------


(a) These selected per share data were calculated based upon average shares outstanding during the period.
(b) Total investment return does not include sales charges.
(c) Not annualized.
(d) Annualized.
(e) Portfolio turnover rates are calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

                             ----------------------
                             AIM GLOBAL TRENDS FUND
                             ----------------------



FINANCIAL HIGHLIGHTS (CONTINUED)

--------------------------------------------------------------------------------

                                                       CLASS C(a)
                                                  --------------------
                                                       YEAR ENDED
                                                  DECEMBER 31, 1998(b)
----------------------------------------------------------------------
Per Share Operating Performance:
  Net asset value, beginning of period                  $ 10.62
Income from investment operations:
  Net investment income (loss)                            (0.08)
  Net realized and unrealized gain (loss) on
    investments                                            1.00
  Net increase (decrease) from investment
    operations                                             0.92
Distribution to shareholders:
  From net investment income                                 --
  From net realized gain on investments                   (0.14)
  In excess of net investment income                         --
    Total distributions                                   (0.14)
Net asset value, end of period                          $ 11.40
Total investment return(c)                                 8.94%
----------------------------------------------------------------------
Ratios and supplemental data:
----------------------------------------------------------------------
Net assets, end of period (in 000s)                     $   249
Ratio of net investment income (loss) to average
  net assets                                              (0.71)%
Ratio of operating expenses to average net
  assets                                                   1.00%
Portfolio turnover rate(d)                                   28%
----------------------------------------------------------------------


(a) Commencing January 1, 1998, the fund began offering Class C shares.
(b) These selected per share data were calculated based upon average shares outstanding during the period.
(c) Total investment return does not include sales charges.
(d) Portfolio turnover rates are calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM Funds). The following information is about all the AIM Funds.

CHOOSING A SHARE CLASS

Many of the AIM Funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consider the factors below:

CLASS A                              CLASS B                              CLASS C
---------------------------------------------------------------------------------------------------------
- Initial sales charge               - No initial sales charge            - No initial sales charge

- Reduced or waived initial sales    - Contingent deferred sales          - Contingent deferred sales
  charge for certain purchases         charge on redemptions within         charge on redemptions within
                                       six years                            one year

- Lower distribution and service     - 12b-1 fee of 1.00%                 - 12b-1 fee of 1.00%
  (12b-1) fee than Class B or
  Class C shares (See "Fee Table
  and Expense Example")
                                     - Converts to Class A shares         - Does not convert to Class A
                                       after eight years along with         shares
                                       a pro rata portion of its
                                       reinvested dividends and
                                       distributions(1)

- Generally more appropriate for     - Purchase orders limited to         - Generally more appropriate
  long-term investors                  amounts less than $250,000           for short-term investors

      (1) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares.

          AIM Global Trends Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund seven years after your date of purchase. If you exchange those shares for Class B shares of another AIM Fund, the shares into which you exchanged will not convert to Class A shares until eight years after your date of purchase of the original shares.

--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12b-1) FEES

Each AIM Fund (except AIM Tax-Free Intermediate Fund) has adopted 12b-1 plans that allow the AIM Fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                                      A- 1                            MCF--08/99

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SALES CHARGES

Generally, you will not pay a sales charge on purchases or redemptions of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund. You may be charged a contingent deferred sales charge if you redeem AIM Cash Reserve Shares of AIM Money Market Fund acquired through certain exchanges. Sales charges on all other AIM Funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

INITIAL SALES CHARGES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

The AIM Funds are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM Fund is classified.

CATEGORY I INITIAL SALES CHARGES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
                                           INVESTOR'S
                                          SALES CHARGE
                                 ----------------------------
AMOUNT OF INVESTMENT                AS A % OF      AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE    INVESTMENT
-------------------------------------------------------------
             Less than $   25,000     5.50%          5.82%
$ 25,000 but less than $   50,000     5.25           5.54
$ 50,000 but less than $  100,000     4.75           4.99
$100,000 but less than $  250,000     3.75           3.90
$250,000 but less than $  500,000     3.00           3.09
$500,000 but less than $1,000,000     2.00           2.04
-------------------------------------------------------------

CATEGORY II INITIAL SALES CHARGES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
                                         INVESTOR'S
                                        SALES CHARGE
                                -----------------------------
AMOUNT OF INVESTMENT                AS A % OF      AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE   INVESTMENT
-------------------------------------------------------------
             Less than $   50,000     4.75%         4.99%
$ 50,000 but less than $  100,000     4.00          4.17
$100,000 but less than $  250,000     3.75          3.90
$250,000 but less than $  500,000     2.50          2.56
$500,000 but less than $1,000,000     2.00          2.04
-------------------------------------------------------------

CATEGORY III INITIAL SALES CHARGES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
                                         INVESTOR'S
                                        SALES CHARGE
                                 ----------------------------
AMOUNT OF INVESTMENT                AS A % OF      AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE    INVESTMENT
-------------------------------------------------------------
             Less than $  100,000      1.00%         1.01%
$100,000 but less than $  250,000      0.75          0.76
$250,000 but less than $1,000,000      0.50          0.50
-------------------------------------------------------------

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES

You can purchase $1,000,000 or more of Class A shares at net asset value. However, if you purchase shares of that amount in Categories I or II, they will be subject to a contingent deferred sales charge (CDSC) of 1% if you redeem them prior to 18 months after the date of purchase. The distributor may pay a dealer concession and/or a service fee for purchases of $1,000,000 or more.

CONTINGENT DEFERRED SALES CHARGES FOR
CLASS B AND CLASS C SHARES

You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

YEAR SINCE
PURCHASE MADE              CLASS B            CLASS C
----------------------------------------------------------
First                         5%                1%
Second                        4                None
Third                         3                None
Fourth                        3                None
Fifth                         2                None
Sixth                         1                None
Seventh and following       None               None
----------------------------------------------------------

COMPUTING A CDSC

The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

REDUCED SALES CHARGES

You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

Rights of Accumulation

You may combine your new purchases of Class A shares with Class A shares currently owned for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all Class A shares you own.

Letters of Intent

Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM Funds during a

MCF--08/99                            A- 2

                                 -------------
                                 THE AIM FUNDS
                                 -------------

13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS

You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain AIM Funds;

- when using the reinstatement privilege; and

- when a merger, consolidation, or acquisition of assets of an AIM Fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS

You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

The minimum investments for AIM Fund accounts (except for investments in AIM Mid Cap Opportunities Fund and AIM Small Cap Opportunities Fund) are as follows:

                                                                  INITIAL                        ADDITIONAL
TYPE OF ACCOUNT                                                 INVESTMENTS                      INVESTMENTS
----------------------------------------------------------------------------------------------------------------
Savings Plans (money-purchase/profit sharing     $  0 ($25 per AIM Fund investment for               $25
plans, 401(k) plans, Simplified Employee Pension      salary deferrals from Savings Plans)
(SEP) accounts, Salary Reduction (SARSEP)
accounts, Savings Incentive Match Plans for
Employee IRA (Simple IRA) accounts, 403(b) or
457 plans)

Automatic Investment Plans                         50                                                 50

IRA, Education IRA or Roth IRA                    250                                                 50

All other accounts                                500                                                 50
----------------------------------------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below.
PURCHASE OPTIONS
-

                                OPENING AN ACCOUNT                     ADDING TO AN ACCOUNT
----------------------------------------------------------------------------------------------------------
Through a Financial Consultant  Contact your financial consultant.     Same

By Mail                         Mail completed Account Application     Mail your check and the remittance
                                and purchase payment to the            slip from your confirmation
                                transfer agent,                        statement to the transfer agent.
                                A I M Fund Services, Inc.,
                                P.O. Box 4739,
                                Houston, TX 77210-4739.

By Wire                         Mail completed Account Application     Call the transfer agent to receive
                                to the transfer agent. Call the        a reference number. Then, use the
                                transfer agent at (800) 959-4246 to    wire instructions at left.
                                receive a reference number. Then,
                                use the following wire
                                instructions:
                                Beneficiary Bank ABA/Routing #:
                                113000609
                                Beneficiary Account Number:
                                00100366807
                                Beneficiary Account Name: A I M
                                Fund Services, Inc.
                                RFB: Fund Name, Reference #
                                OBI: Your Name, Account #

By AIM Bank Connection(SM)      Open your account using one of the     Mail completed AIM Bank
                                methods described above.               Connection(SM) form to the transfer
                                                                       agent. Once the transfer agent has
                                                                       received the form, call the
                                                                       transfer agent to place your
                                                                       purchase order.
----------------------------------------------------------------------------------------------------------

                                      A- 3                            MCF--08/99

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SPECIAL PLANS

AUTOMATIC INVESTMENT PLAN

You can arrange for periodic investments in any of the AIM Funds by authorizing the AIM Fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $50. You may stop the Automatic Investment Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING

Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM Fund account to one or more other AIM Fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month, whichever you specify, in the amount you specify. The minimum amount you can exchange to another AIM Fund is $50.

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in any AIM Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund. You may invest your dividends and distributions (1) into another AIM Fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

  You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM Fund:

(1) Your account balance (a) in the AIM Fund paying the dividend must be at least $5,000; or (b) in the AIM Fund receiving the dividend must be at least $500;

(2) Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends into another AIM Fund.

PORTFOLIO REBALANCING PROGRAM

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM Fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for shares of the same class of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days' prior written notice.

RETIREMENT PLANS

Shares of most of the AIM Funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM Funds-sponsored retirement plans, which include IRAs, Education IRAs, Roth IRAs, 403(b) plans, 401(k) plans, SIMPLE IRA plans, SEP/SARSEP plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM Funds-sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.

REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares; however, your broker or financial consultant may charge service fees for handling these transactions. Your shares may be subject to a contingent deferred sales charge (CDSC).

REDEMPTION OF AIM CASH RESERVE SHARES OF
AIM MONEY MARKET FUND ACQUIRED BY EXCHANGE

If you redeem AIM Cash Reserve Shares acquired by exchange from Class A shares subject to a CDSC within 18 months of the purchase of the Class A shares, you will be charged a CDSC.

REDEMPTION OF CLASS B SHARES OR CLASS C
SHARES ACQUIRED BY EXCHANGE FROM AIM CASH
RESERVE SHARES OF AIM MONEY MARKET FUND

We will begin the holding period for purposes of calculating the CDSC on Class B shares or Class C shares acquired by exchange from AIM Cash Reserve Shares of AIM Money Market Fund at the time of the exchange into Class B shares or Class C shares.

REDEMPTION OF CLASS B SHARES ACQUIRED BY
EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

MCF--08/99                            A- 4

                                 -------------
                                 THE AIM FUNDS
                                 -------------

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial           Contact your financial consultant.
  Consultant

By Mail                       Send a written request to the transfer agent. Requests must include (1) original signatures of all registered owners;
                              (2) the name of the AIM Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an
                              executed stock power; and (4) signature guarantees, if
                              necessary (see below). The transfer agent may require that you provide additional information, such as corporate
                              resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and
                              whether you wish to have federal income tax withheld from
                              your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone                  Call the transfer agent. You will be allowed to redeem by
                              telephone if (1) the proceeds are to be mailed to the
                              address on record (if there has been no change communicated to us within the last 30 days) or transferred electronically to a pre-authorized checking account; (2) you do not hold
                              physical share certificates; (3) you can provide proper
                              identification information; (4) the proceeds of the
                              redemption do not exceed $50,000; and (5) you have not
                              previously declined the telephone redemption privilege.
                              Certain accounts, including retirement accounts and 403(b)
                              plans, may not redeem by telephone. The transfer agent must receive your call during the hours the New York Stock
                              Exchange (NYSE) is open for business in order to effect the redemption at that day's closing price.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

REDEMPTION BY MAIL

If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC WITHDRAWALS

You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Withdrawal Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS

(AIM Cash Reserve Shares of AIM Money Market Fund only)

If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of trading on the NYSE, we generally will transmit payment on the next business day.

REDEMPTIONS BY CHECK

(Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund only)

You may redeem shares of these AIM Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.
SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $50,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

                                      A- 5                            MCF--08/99

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REINSTATEMENT PRIVILEGE (Class A shares only)

You may, within 90 days after you sell Class A shares (except Class A shares of AIM Tax-Exempt Cash Fund), reinvest all or part of your redemption proceeds in Class A shares of any AIM Fund at net asset value in an identically registered account. If you sold Class A shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund, you will incur an initial sales charge reflecting the difference between the initial sales charges on those Funds and the ones in which you will be investing. In addition, if you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount. You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege. You may exercise this privilege only once per year.

REDEMPTIONS BY THE AIM FUNDS

If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by utilizing the Automatic Investment Plan.
  If an AIM Fund determines that you have provided incorrect information in opening an account or in the course of conducting subsequent transactions, the AIM Fund may, at its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one AIM Fund for those of another AIM Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

PERMITTED EXCHANGES

Except as otherwise stated below, you may exchange your shares for shares of the same class of another AIM Fund. You may exchange AIM Cash Reserve Shares of AIM Money Market Fund for Class A shares of another AIM Fund, or vice versa. You also may exchange AIM Cash Reserve Shares of AIM Money Market Fund for Class B shares or Class C shares of another AIM Fund, but only if the AIM Cash Reserve Shares were purchased directly and not acquired by exchange. You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange from Class A shares not subject to a CDSC into Class A shares subject to those charges, you will be charged a CDSC when you redeem the exchanged shares. The CDSC charged on redemption of those shares will be calculated starting on the date you acquired those shares through exchange.

  You also may exchange AIM Cash Reserve Shares of AIM Money Market Fund for Advisor Class shares, but only if you acquired the AIM Cash Reserve Shares through an exchange from Advisor Class shares.

YOU WILL NOT PAY A SALES CHARGE WHEN EXCHANGING:

(1) Class A shares with an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for Class A shares of another AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund;

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund for

    (a) one another;

    (b) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

    (c) Class A shares of another AIM Fund, but only if

       (i)  you acquired the original shares before May 1, 1994; or

       (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher sales charges;

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

    (a) one another;

    (b) Class A shares of an AIM Fund subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

       (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;

       (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or

    (c) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, but only if you acquired the original shares by exchange from Class A shares subject to an initial sales charge; or

(4) Class B shares for other Class B shares, and Class C shares for other Class C shares.

(5) AIM Cash Reserve Shares of AIM Money Market Fund for Class B shares and Class C shares.

EXCHANGES NOT PERMITTED

You may not exchange Class A shares subject to contingent deferred sales charges for Class A shares of AIM Limited Maturity Treasury Fund, AIM Tax-Free Intermediate Fund or AIM Tax-Exempt Cash Fund.


MCF--08/99                            A- 6

                                 -------------
                                 THE AIM FUNDS
                                 -------------

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;

- Shares of the AIM Fund you wish to acquire must be available for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange; and

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange.

Beginning September 15, 1999, the following exchange condition will apply:

- Because excessive short-term trading or market-timing activity can hurt fund performance, you are limited to a maximum of 10 exchanges per calendar year. If you exceed that limit, or if an AIM Fund or the distributor determines, in its sole discretion, that your short-term trading is excessive or that you are engaging in market-timing activity, it may reject any additional exchange orders. An exchange is the movement out of (redemption) one AIM Fund and into (purchase) another AIM Fund.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or discontinue this privilege at any time.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours the NYSE is open for business; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

EXCHANGING CLASS B AND CLASS C SHARES

If you make an exchange involving Class B or Class C shares, the amount of time you held the original shares will be added to the holding period of the Class B or Class C shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.

 EACH AIM FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:

 - REJECT OR CANCEL ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;

 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM FUND;

 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE AUTOMATIC INVESTMENT PLAN AND SYSTEMATIC WITHDRAWAL PLAN OPTIONS ON THE SAME ACCOUNT; OR

 - WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM Fund's shares is the fund's net asset value per share. The AIM Funds value portfolio securities for which market quotations are readily available at market value. The AIM Funds value short-term investments maturing within 60 days at amortized cost, which approximates market value. AIM Money Market Fund and AIM Tax-Exempt Cash Fund value all of their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund, AIM Tax-Exempt Bond Fund of Connecticut and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

  The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the NYSE, events occur that materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges, the value of those funds' shares may change on days when you will not be able to purchase or redeem shares.

  Each AIM Fund determines the net asset value of its shares as of the close of the NYSE on each day the NYSE is open for

                                      A- 7                            MCF--08/99

                                 -------------
                                 THE AIM FUNDS
                                 -------------

business. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.

TIMING OF ORDERS

You can purchase, exchange or redeem shares during the hours the NYSE is open for business. The AIM Funds price purchase,exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. An AIM Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are taxable to you at different rates depending on the length of time the fund holds its assets. Different tax rates apply to ordinary income and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM Fund during the prior year.

  Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

  INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THIS PROSPECTUS.

  The foreign, state and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. You should consult your tax advisor before investing.



MCF--08/99                            A- 8

                             ----------------------
                             AIM GLOBAL TRENDS FUND
                             ----------------------



OBTAINING ADDITIONAL INFORMATION

--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.
  If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark--or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

---------------------------------------------------------

BY MAIL:                     A I M Fund Services, Inc.
                             P.O. Box 4739
                             Houston, TX 77210-4739

BY TELEPHONE:                (800) 347-4246

BY E-MAIL:                   general@aimfunds.com

ON THE INTERNET:             http://www.aimfunds.com
                             (prospectuses and annual
                             and semiannual reports
                             only)

---------------------------------------------------------

You also can obtain copies of the fund's SAI and other information at the SEC's Public Reference Room in Washington, DC, on the SEC's website
(http://www.sec.gov) or by sending a letter, including a duplicating fee, to the SEC's Public Reference Section, Washington, DC 20549-6009. Please call the SEC at 1-800-SEC-0330 for information about the Public Reference Room.

-----------------------------------
 AIM Global Trends Fund
 SEC 1940 Act file number: 811-7787
-----------------------------------

[AIM LOGO APPEARS HERE]   www.aimfunds.com    GTR-PRO-2   INVEST WITH DISCIPLINE
                                                        --Registered Trademark--

Part B - Pursuant to Rule 411(b) of the Securities Act of 1933, the Statement of Additional Information, Class A, Class B and Class C Shares of AIM Global Trends Fund, dated August, 1999, as filed with the Securities and Exchange Commission on June 25, 1999, in Post-Effective Amendment No. 9, File No. 333-30551, AIM Series Trust, is hereby incorporated by reference into Post-Effective Amendment No. 10 as if fully set forth herein

        AIM GLOBAL TRENDS FUND

--------------------------------------------------------------------------------

        AIM Global Trends Fund seeks to provide long-term growth of capital.

        PROSPECTUS
        AUGUST 27, 1999


                                       This prospectus contains important
                                       information.  Please read it before
                                       investing and keep it for future
                                       reference.

                                       The Advisor Class is closed to new
                                       investors.

                                       As with all other mutual fund
                                       securities, the Securities and
                                       Exchange Commission has not approved
                                       or disapproved these securities or
                                       determined whether the information
                                       in this prospectus is adequate or
                                       accurate. Anyone who tells you
                                       otherwise is committing a crime.


[AIM LOGO APPEARS HERE]           INVEST WITH DISCIPLINE--Registered Trademark--

                             ----------------------
                             AIM GLOBAL TRENDS FUND
                             ----------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES          1
-----------------------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND     1
-----------------------------------------------

PERFORMANCE INFORMATION                      2
-----------------------------------------------

Annual Total Returns                         2

Performance Table                            2

FEE TABLE AND EXPENSE EXAMPLE                3
-----------------------------------------------

Fee Table                                    3

Expense Example                              3

FUND MANAGEMENT                              4
-----------------------------------------------

The Advisor                                  4

Advisor Compensation                         4

Portfolio Managers                           4

OTHER INFORMATION                            4
-----------------------------------------------

Dividends And Distributions                  4

FINANCIAL HIGHLIGHTS                         5
-----------------------------------------------

SHAREHOLDER INFORMATION                    A-1
-----------------------------------------------

Purchasing Shares                          A-1

Redeeming Shares                           A-2

Exchanging Shares                          A-3

Pricing of Shares                          A-4

Taxes                                      A-4

OBTAINING ADDITIONAL INFORMATION     Back Cover
-----------------------------------------------



The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design and Invest with Discipline are registered service marks and AIM Bank Connection, AIM Funds, AIM Funds and Design and AIM Investor are servicemarks of A I M Management Group Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                             ----------------------
                             AIM GLOBAL TRENDS FUND
                             ----------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is long-term growth of capital.

  The fund seeks to meet this objective by investing, normally, at least 65% of its total assets in equity securities of issuers in the following global industry sectors: consumer products and services, financial services, health care, infrastructure, natural resources and telecommunications and technology. The fund considers a company to be in one of these industry sectors if it (1) derives at least 50% of either its revenues or earnings from activities related to that industry; or (2) devotes at least 50% of its assets to such activities, based on the company's most recent fiscal year.

  The fund may invest up to 35% of its assets in equity securities of issuers in other global industry sectors and in debt securities of U.S. and foreign issuers. The fund will normally invest in the securities of companies located in at least three different countries, including the United States, and may invest a significant portion of its assets in the securities of U.S. issuers. However, the fund will invest no more than 50% of its total assets in the securities of issuers in any one country, other than the U.S. The fund may invest substantially in securities denominated in one or more currencies.

  The fund may invest in companies located in developing countries, i.e., those that are in the initial stages of their industrial cycle. The fund may also invest up to 20% of its total assets in lower-quality debt securities, i.e., "junk bonds."

  The portfolio managers invest fund assets by initially determining the industry sectors that they believe provide the most advantageous investment opportunities for meeting the fund's investment objective. The portfolio managers then analyze specific companies within these sectors for possible investment. In analyzing specific companies for possible investment, the portfolio managers ordinarily look for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.


  In anticipation of or in response to adverse market conditions or for cash management purposes, the fund may hold all or a portion of its assets in cash (U.S. dollars, foreign currency or multinational currency units), money market instruments, or high-quality debt securities. As a result, the fund may not achieve its investment objective.



PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity.


  The prices of foreign securities may be further affected by other factors, including:

- Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

- Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.

  The value of your shares could be adversely affected if the computer systems used by the fund's investment advisor and the fund's other service providers are not able to distinguish the year 2000 from the year 1900.


  The fund's investment advisor and independent technology consultants are working to avoid year 2000-related problems in its systems and to obtain assurances that other service providers are taking similar steps. Year 2000 problems may also affect issuers in whose securities the fund invests.


  An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                             ----------------------
                             AIM GLOBAL TRENDS FUND
                             ----------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.


  Prior to August, 1999, the fund was not actively managed and invested its assets in other AIM funds based on the industry weighting of the companies comprising the Morgan Stanley Capital International ("MSCI") All Country World Index. Those AIM funds invest in the following global industry sectors: consumer products and services, financial services, health care, infrastructure, natural resources, and telecommunications and technology.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows the performance of the fund's Advisor Class for the year ended December 31, 1998.


                                    Annual
Year ended                          Total
December 31,                        Return
------------                        ------
1998 .............................   9.80%

During the period shown in the bar chart, the highest quarterly return was 19.57% (quarter ended December 30, 1998) and the lowest quarterly return was -17.76% (quarter ended September 30, 1998).

PERFORMANCE TABLE

The following performance table compares the fund's performance to that of a broad-based securities market index.

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------


(for the periods ended                                                  SINCE     INCEPTION
December 31, 1998)                                           1 YEAR   INCEPTION     DATE
-------------------------------------------------------------------------------------------
Advisor Class                                                 9.80%      5.40%    09/15/97
MSCI All Country World Index(1)                              21.72      17.16(2)  08/31/97(2)
-------------------------------------------------------------------------------------------



(1) The MSCI All Country World Index measures the performance of securities listed on the major world stock exchanges of 47 markets, including both developed and emerging markets.


(2) The average annual total return given is since the inception date of the Advisor Class.

                             ----------------------
                             AIM GLOBAL TRENDS FUND
                             ----------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:


SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(fees paid directly from
your investment)                    ADVISOR CLASS
-------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering
price)                                   None

Maximum Deferred Sales Charge
(Load)
(as a percentage of original
purchase price or redemption
proceeds, whichever is less)             None
-------------------------------------------------



ANNUAL FUND OPERATING EXPENSES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted
from fund assets)(1)                ADVISOR CLASS
-------------------------------------------------
Management Fees                          0.98%
Distribution and/or Service
(12b-1) Fees                             None
Other Expenses                           0.80
Total Annual Fund Operating
  Expenses                               1.78
Expense Reimbursement(2)                 0.28
Net Expenses                             1.50
-------------------------------------------------


(1) Expenses have been restated to reflect current fees.

(2) The investment advisor has contractually agreed to limit the fund's net expenses.


EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Advisor Class of the fund with the cost of investing in other mutual funds.


  The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived or expenses are reimbursed, the expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:



               1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------------
Advisor Class  $ 181     $ 560     $ 964     $2,095
----------------------------------------------------

                             ----------------------
                             AIM GLOBAL TRENDS FUND
                             ----------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR


A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.



  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 125 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


Prior to August 27, 1999, the advisor received no compensation for its services because the fund was not actively managed. The advisor currently receives compensation of 0.975% of the first $500 million of average daily net assets of the fund; 0.95% on the next $500 million of such assets; 0.925% on the next $500 million of such assets; and 0.90% on amounts thereafter.


PORTFOLIO MANAGERS


The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolios are



- Roger Mortimer, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1995.


- Derek H. Webb, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1992.

- Michael Yellen, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1994.

OTHER INFORMATION
--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains (including any net gains from foreign currency transactions), if any, annually.

                             ----------------------
                             AIM GLOBAL TRENDS FUND
                             ----------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

  This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.


  During the periods shown in the financial highlights table the fund was not actively managed and invested in other AIM funds.



                                                                      ADVISOR CLASS
                                                             -------------------------------
                                                                             SEPTEMBER 15,
                                                              YEAR ENDED        THROUGH
                                                             DECEMBER 31,     DECEMBER 31,
                                                               1998(a)          1997(a)
--------------------------------------------------------------------------------------------
Per Share Operating Performance:
  Net asset value, beginning of period                          $10.64           $11.43
Income from investment operations:
  Net investment income (loss)                                    0.03             0.01
  Net realized and unrealized gain (loss) on investments          1.00            (0.31)
     Net increase (decrease) from investment operations           1.03            (0.30)
Distributions to shareholders:
  From net investment income                                     (0.08)              --
  From net realized gain on investments                          (0.14)              --
  In excess of net investment income                                --            (0.49)
          Total distributions                                    (0.22)           (0.49)
Net asset value, end of period                                  $11.45           $10.64
          Total investment return                                 9.80%           (2.51)%(b)
-------------------------------------------------------------------------
Ratios and supplemental data:
-------------------------------------------------------------------------
Net assets, end of period (in 000s)                             $  821           $1,241
Ratio of net investment income (loss) to average net assets       0.28%            0.15%(c)
Ratio of operating expenses to average net assets                 0.00%            0.00%(c)
Portfolio turnover rate(d)                                          28%               1%(c)
-------------------------------------------------------------------------


(a) These selected per share data were calculated based upon average shares outstanding during the period.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover rates are calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION FOR ADVISOR CLASS SHARES
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM Funds). The following information is about Advisor Class shares of all the AIM Funds.

PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

The minimum initial investment for Advisor Class shares is $500; and the minimum investment for purchases of additional Advisor Class shares is $50.

HOW TO PURCHASE SHARES

Shares offered by this prospectus are available for purchase only by certain investors and are offered at net asset value without the imposition of a front-end or contingent deferred sales charge or Rule 12b-1 fees. Advisor Class shares are available through financial consultants (such as financial planners, trust companies, bank trust departments, and registered investment advisors). In order to purchase Advisor Class shares of any of the AIM Funds, your financial consultant, on your behalf, must submit a fully completed new account application form directly to the transfer agent.

You may purchase shares using one of the options below.

PURCHASE OPTIONS
-

                                        OPENING AN ACCOUNT                    ADDING TO AN ACCOUNT
----------------------------------------------------------------------------------------------------------
Through a Financial Consultant  Contact your financial consultant.     Same

By Mail                         Must be submitted by your financial    Mail your check and the remittance
                                consultant.                            slip from your confirmation
                                                                       statement to the transfer agent.
                                                                       A I M Fund Services, Inc.
                                                                       P.O. Box 4739
                                                                       Houston, TX 77210-4739

By Wire                         Your financial consultant must mail    Call the transfer agent to receive
                                a completed account application to     a reference number. Then, use the
                                the transfer agent. You or your        wire instructions at left.
                                financial consultant may call the
                                transfer agent at (800) 959-4246 to
                                receive a reference number. Then,
                                use the following wire
                                instructions:
                                Beneficiary Bank ABA/Routing #:
                                113000609
                                Beneficiary Account Number:
                                00100366807
                                Beneficiary Account Name:
                                A I M Fund Services, Inc.
                                RFB: Fund Name, Reference #
                                OBI: Your Name, Account #

By AIM Bank Connection(SM)      Open your account using one of the     Mail completed AIM Bank
                                methods described above.               Connection(SM) form to the transfer
                                                                       agent. Once the transfer agent has
                                                                       received the form, call the
                                                                       transfer agent to place your
                                                                       purchase order.
----------------------------------------------------------------------------------------------------------


                                      A-1                             ADV--08/99

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SPECIAL PLANS

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in Advisor Class shares of certain AIM Funds. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund.

  You must comply with the following requirements to be eligible to invest your dividends and distributions in Advisor Class shares of another AIM Fund:

(1) Your account balance (a) in the AIM Fund paying the dividend or distribution must be at least $5,000; or (b) in the AIM Fund receiving the dividend or distribution must be at least $500;

(2) Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends and distributions into another AIM Fund.

PORTFOLIO REBALANCING PROGRAM

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this program, you can designate how the total value of your holdings of Advisor Class shares of AIM Funds should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual, or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for Advisor Class shares of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend, or terminate the Program at any time on 60 days' prior written notice.


 EACH AIM FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:



 - REJECT OR CANCEL ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;



 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM FUND; OR



 - WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.


REDEEMING SHARES

REDEMPTION FEES

No redemption fee is imposed when shares are redeemed or repurchased; however, dealers/financial institutions may charge service fees for handling repurchase transactions.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------


Through a Financial             Contact your financial consultant.
  Consultant

By Mail                         Send a written request to the transfer agent. Requests must include (1) original signatures of all registered owners;
                                (2) the name of the AIM Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an
                                executed stock power; and (4) signature guarantees, if
                                necessary (see below). The transfer agent may require that you provide additional information, such as corporate
                                resolutions or powers of attorney, if applicable.

By Telephone                    Call the transfer agent. You will be allowed to redeem by
                                telephone if (1) the proceeds are to be mailed to the
                                address on record (if there has been no change communicated to us within the last 30 days) or transferred electronically to a pre-authorized checking account; (2) you do not hold
                                physical share certificates; (3) you can provide proper
                                identification information; (4) the proceeds of the
                                redemption do not exceed $50,000; and (5) you have not
                                previously declined the telephone redemption privilege. The transfer agent must receive your call during the hours the
                                New York Stock Exchange (NYSE) is open for business in order to effect the redemption at that day's closing price.


--------------------------------------------------------------------------------


ADV--08/99                            A-2

                                 -------------
                                 THE AIM FUNDS
                                 -------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

REDEMPTION BY MAIL

If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds at the address on record with us.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $50,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information.

REDEMPTIONS BY THE AIM FUNDS

If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500.

  If an AIM Fund determines that you have provided incorrect information in opening an account or in the course of conducting subsequent transactions, the AIM Fund may, in its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange Advisor Class shares in one AIM Fund for Advisor Class shares of another AIM Fund. You also may exchange Advisor Class shares for AIM Cash Reserve shares of AIM Money Market Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;

- Shares of the AIM Fund you wish to acquire must be available for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange; and

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange.

Beginning September 15, 1999, the following exchange condition will apply:

- Because excessive short-term trading or market-timing activity can hurt fund performance, you are limited to a maximum of 10 exchanges per calendar year. If you exceed that limit, or if an AIM Fund or the distributor determines, in its sole discretion, that your short-term trading is excessive or that you are engaging in market-timing activity, it may reject any additional exchange orders. An exchange is the movement out of (redemption) one AIM Fund and into (purchase) another AIM Fund.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds.

  There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or discontinue this privilege at any time.


                                      A-3                             ADV--08/99

                                 -------------
                                 THE AIM FUNDS
                                 -------------

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours the NYSE is open for business; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM Fund's shares is the fund's net asset value per share. The AIM Funds value portfolio securities for which market quotations are readily available at market value. The AIM Funds value short-term investments maturing within 60 days at amortized cost, which approximates market value. The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the NYSE, events occur that materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Trustees instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges, the value of those funds' shares may change on days when you will not be able to purchase or redeem shares.

  Each AIM Fund determines the net asset value of its shares as of the close of the NYSE on each day the NYSE is open for business.

TIMING OF ORDERS

You can purchase, exchange or redeem shares during the hours the NYSE is open for business. The AIM Funds price purchase, exchange, and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. An AIM Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are taxable to you at different rates depending on the length of time the fund holds its assets. Different tax rates apply to ordinary income and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM Fund during the prior year.

  Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

  The foreign, state, and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. You should consult your tax advisor before investing.


ADV--08/99                            A-4

                             ----------------------
                             AIM GLOBAL TRENDS FUND
                             ----------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

  If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark--or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us


---------------------------------------------------------

BY MAIL:                     A I M Fund Services, Inc.
                             P.O. Box 4739
                             Houston, TX 77210-4739

BY TELEPHONE:                (800) 347-4246

BY E-MAIL:                   general@aimfunds.com

ON THE INTERNET:             http://www.aimfunds.com
                             (prospectuses and annual
                             and semiannual reports
                             only)

---------------------------------------------------------

You also can obtain copies of the fund's SAI and other information at the SEC's Public Reference Room in Washington, DC, on the SEC's website
(http://www.sec.gov), or by sending a letter, including a duplicating fee, to the SEC's Public Reference Section, Washington, DC 20549-6009. Please call the SEC at 1-800-SEC-0330 for information about the Public Reference Room.


-----------------------------------
 AIM Global Trends Fund
 SEC 1940 Act file number: 811-7787
-----------------------------------

[AIM LOGO APPEARS HERE]   www.aimfunds.com   GTR-PRO-2    INVEST WITH DISCIPLINE
                                                      -- Registered Trademark --

Part B - Pursuant to Rule 411(b) of the Securities Act of 1933, the Statement of Additional Information, Advisor Class Shares of AIM Global Trends Fund, dated August, 1999, as filed with the Securities and Exchange Commission on June 25, 1999, in Post-Effective Amendment No. 9, File No. 333-30551, AIM Series Trust, is hereby incorporated by reference into Post-Effective Amendment No. 10 as if fully set forth herein

                                     PART C
                               OTHER INFORMATION

Item 23.       Exhibits

Exhibit
Number           Description

a        (1)     -   Agreement and Declaration of Trust of Registrant dated
                     May 7, 1998, was filed as an Exhibit to Registrant's
                     Post-Effective Amendment No. 4 on June 1, 1998, and is hereby incorporated by reference.

         (2)     -   First Amendment to Agreement and Declaration of Trust of
                     Registrant was filed as an Exhibit to Registrant's
                     Post-Effective Amendment No. 7 on February 12, 1999, and is hereby incorporated by reference.

b        (1)     -   By-Laws of Registrant dated May 7, 1998, were filed as an
                     Exhibit to Registrant's Post-Effective Amendment No. 4 on June 1, 1998, and is hereby incorporated by reference.

         (2)     -   Amended and Restated By-Laws of Registrant dated
                     December 10, 1998, were filed as an Exhibit to Registrant's Post-Effective Amendment No. 8 on April 6,
                     1999, and are hereby incorporated by reference.

c                -   Provisions of instruments defining the rights of holders
                     of Registrant's securities are contained in the Agreement and Declaration of Trust Articles II, VI, VII, VIII and
                     IX. Such provisions were included as part of Exhibit a(1) to Registrant's Post-Effective Amendment No. 4 filed on
                     July 7, 1998, and are hereby incorporated by reference.
                     Such provisions are also found in Registrant's Amended and Restated By-Laws Articles IV, V, VI, VII and VIII, which were filed as an Exhibit to Registrant's
                     Post-Effective Amendment No. 8 on April 6, 1999, and are hereby incorporated by reference.

d        (1)     -   Form of Master Investment Advisory Agreement with A I M
                     Advisors, Inc. was filed as an Exhibit to Registrant's
                     Post Effective Amendment No. 9 on June 25, 1999, and is hereby incorporated by reference.

         (2)     -   Form of  Master Administrative Services Agreement with
                     A I M Advisors, Inc. was filed as an Exhibit to
                     Registrant's Post-Effective Amendment No. 9 on June 25,
                     1999, and is hereby incorporated by reference.

         (3)     -   Investment Management and Administration Contract, dated
                     May 29, 1998, between Registrant and A I M Advisors, Inc.
                     was filed as an Exhibit to Registrant's Post-Effective
                     Amendment No. 6 on August 26, 1998.

         (4)     -   Sub-Advisory and Sub-Administration Contract, dated May
                     29, 1998, between A I M Advisors, Inc. and INVESCO (NY),
                     Inc. with respect to Registrant was filed as an Exhibit to Registrant's Post-Effective Amendment No. 6 on August
                     26, 1998.

         (5)     -   (a)  Foreign Country Selection and Mandatory Securities
                     Depository Responsibilities Delegation Agreement, dated
                     September 9, 1998, was filed as an Exhibit to Registrant's Post-Effective Amendment No. 8 on April 6,
                     1999, and is hereby incorporated by reference.

                 - (b) Amendment No. 1, dated September 28, 1998, to Foreign Country Selection and Mandatory Securities Depository Responsibilities Delegation Agreement, dated September 9, 1998, was filed as an Exhibit to Registrant's Post-Effective Amendment No. 8 on April 6, 1999, and is hereby incorporated by reference.

                 - (c) Amendment No. 2, dated December 14, 1998, to Foreign Country Selection and Mandatory Securities Depository Responsibilities Delegation Agreement, dated September 9, 1998, was filed as an Exhibit to Registrant's Post-Effective Amendment No. 8 on April 6, 1999, and is hereby incorporated by reference.

                 - (d) Amendment No. 3, dated December 22, 1998, to Foreign Country Selection and Mandatory Securities Depository Responsibilities Delegation Agreement, dated September 9, 1998, was filed as an Exhibit to Registrant's Post-Effective Amendment No. 8 on April 6, 1999 and is hereby incorporated by reference.

                 - (e) Amendment No. 4, dated January 26, 1999, to Foreign Country Selection and Mandatory Securities Depository Responsibilities Delegation Agreement, dated September 9, 1998, was filed as an Exhibit to Registrant's Post-Effective Amendment No. 8 on April 6, 1999, and is hereby incorporated by reference.

                 - (f) Amendment No. 5, dated March 1, 1999, to Foreign Country Selection and Mandatory Securities Depository Responsibilities Delegation Agreement, dated September 9, 1998, was filed as an Exhibit to Registrant's Post-Effective Amendment No. 8 on April 6, 1999, and is hereby incorporated by reference.

e        (1)     -   Distribution Agreement, dated May 29, 1998, between
                     Registrant and A I M Distributors, Inc. with respect to
                     Class A and Class C shares was filed as an Exhibit to Registrant's Post-Effective Amendment No. 6 on August 26,
                     1998, and is hereby incorporated by reference.

         (2)     -   Distribution Agreement, dated May 29, 1998, between
                     Registrant and A I M Distributors, Inc. with respect to
                     Class B shares was filed as an Exhibit to Registrant's
                     Post-Effective Amendment No. 6 on August 26, 1998, and is hereby incorporated by reference.

         (3)     -   Distribution Agreement, dated May 29, 1998, between
                     Registrant and A I M Distributors, Inc. with respect to
                     Advisor Class shares was filed as an Exhibit to Registrant's Post-Effective Amendment No. 6 on August 26,
                     1998, and is hereby incorporated by reference.

         (4)     -   Form of Selected Dealer Agreement between A I M
                     Distributors, Inc. and selected dealers was filed as an Exhibit to Registrant's Post-Effective Amendment No. 7 on
                     February 12, 1999, and is hereby incorporated by reference.

         (5)     -   Form of Bank Selling Group Agreement between A I M
                     Distributors, Inc. and banks was filed as an Exhibit to Registrant's Post-Effective Amendment No. 7 on February
                     12, 1999, and is hereby incorporated by reference.

f                -   Agreements Concerning Officers and Director/Trustee
                     Benefits - None.

g        (1)     -   Custodian Agreement, dated June 1, 1998, between
                     Registrant and State Street Bank and Trust Company was filed as an Exhibit to Registrant's Post-Effective
                     Amendment No. 6 on August 26, 1998, and is hereby incorporated by reference.

         (2)     -   Amendment to Custodian Contract, dated January 26, 1999,
                     was filed as an Exhibit to Registrant's Post-Effective
                     Amendment No. 7 on February 12, 1999, and is hereby incorporated by reference.

h        (1)     -   Transfer Agency and Service Agreement between Registrant
                     and A I M Fund Services, Inc., was filed as an Exhibit to
                     Registrant's Post-Effective Amendment No. 7 on February
                     12, 1999, and is hereby incorporated by reference.

         (2)     -   (i)  Remote Access and Related Services Agreement, dated
                     as of December 23, 1994, was filed as an Exhibit to Registrant's Post-Effective Amendment No. 6 on August 26,
                     1998, and is hereby incorporated by reference.

                 - (ii) Amendment No. 1, dated October 4, 1995, to Remote Access and Related Services Agreement, dated as of December 23, 1994, was filed as an Exhibit to Registrant's Post-Effective Amendment No. 6 on August 26, 1998, and is hereby incorporated by reference.

                 - (iii)Addendum No. 2, dated October 12, 1995, to Remote Access and Related Services Agreement, dated as of December 23, 1994, was filed as an Exhibit to Registrant's Post-Effective Amendment No. 6 on August 26, 1998, and is hereby incorporated by reference.

                 - (iv) Amendment No. 3, dated February 1, 1997, to Remote Access and Related Services Agreement, dated December 23, 1994, was filed as an Exhibit to Registrant's Post-Effective Amendment No. 6 on August 26, 1998, and is hereby incorporated by reference.

                 - (v) Exhibit 1, effective as of August 4, 1997, to Remote Access and Related Services Agreement, dated December 23, 1994, was filed as an Exhibit to Registrant's Post-Effective Amendment No. 6 on August 26, 1998, and is hereby incorporated by reference.

                 - (vi) Preferred Registration Technology Escrow Agreement, dated September 10, 1997, was filed as an Exhibit to Registrant's Post-Effective Amendment No. 6 on August 26, 1998, and is hereby incorporated by reference.

                 - (vii)Amendment No. 4, dated June 30, 1998, to Remote Access and Related Services Agreement, dated December 23, 1994, was filed as an Exhibit to Registrant's Post-Effective Amendment No. 7 on February 12, 1999, and is hereby incorporated by reference.

                 - (viii) Amendment No. 5, dated July 1, 1998, to Remote Access and Related Services Agreement, dated December 23, 1994, was filed as an Exhibit to Registrant's Post-Effective Amendment No. 7 on February 12, 1999, and is hereby incorporated by reference.

         (3)     -   Fund Accounting and Pricing Agent Agreement between
                     Registrant and INVESCO (NY), Inc., dated May 29, 1998, was filed as an Exhibit to Registrant's Post-Effective
                     Amendment No. 7 on February 12, 1999.

         (4)     -   Fund Accounting and Pricing Agent Agreement between
                     Registrant and A I M Advisors, Inc., dated June 1, 1998, was filed as an Exhibit to Registrant's Post-Effective
                     Amendment No. 8 on April 6, 1999, and is hereby incorporated by reference.

i        (1)     -   Opinion and Consent of Kirkpatrick & Lockhart LLP was
                     filed as an Exhibit to Registrant's Post-Effective
                     Amendment No. 4 on June 1, 1998, and is hereby incorporated by reference.

         (2)     -   Consent of Kirkpatrick & Lockhart LLP was filed as an
                     Exhibit to Registrant's Post-Effective Amendment No. 8 on
                     April 6, 1999.

         (3)     -   Opinion and Consent of Delaware Counsel was filed as an
                     Exhibit to Post-Effective Amendment No. 4 on June 1,
                     1998, and is hereby incorporated by reference.

j                -   Consent of PricewaterhouseCoopers LLP is filed herewith
                     electronically.

k                -   Omitted Financial Statements - None.

l                -   Letter of Investment Intent was filed as an Exhibit to
                     Registrant's Pre-Effective Amendment No. 1 on August 22,
                     1997, and is hereby incorporated by reference.

m        (1)     -   Distribution  Plan adopted pursuant to Rule 12b-1 with
                     respect to Class A and C shares was filed as an Exhibit to Registrant's Post-Effective Amendment No. 7 on
                     February 12, 1999, and is hereby incorporated by reference.

         (2)     -   Distribution Plan adopted pursuant to Rule  12b-1 with
                     respect to Class B shares was filed as an Exhibit to Registrant's Post-Effective Amendment No. 7 on February
                     12, 1999, and is hereby incorporated by reference.

         (3)     -   (i)  Form of Shareholder Service Agreement to be used in
                     connection with Registrant's Master Distribution Plan was filed as an Exhibit to Registrant's Post-Effective
                     Amendment No. 8 on April 6, 1999, and is hereby incorporated by reference.

                 - (ii) Form of Bank Shareholder Service Agreement to be used in connection with Registrant's Master Distribution Plan was filed as an Exhibit to Registrant's Post-Effective Amendment No. 8 on April 6, 1999, and is hereby incorporated by reference.

                 - (iii)Form of Service Agreement for Bank Trust Department and for Broker to be used in connection with Registrant's Master Distribution Plan was filed as an Exhibit to Registrant's Post-Effective Amendment No. 8 on April 6, 1999, and is hereby incorporated by reference.

                 - (iv) Form of Agency Pricing Agreement to be used in connection with Registrant's Master Distribution Plan was filed as an Exhibit to Registrant's Post-Effective Amendment No. 8 on April 6, 1999, and is hereby incorporated by reference.

n                -   Financial Data Schedules - None.

o                -   Rule 18f-3 Multiple Class Plan was filed as an Exhibit to
                     Post-Effective Amendment No. 6 on August 26, 1998, and is hereby incorporated by reference.



Item 24.   Persons Controlled by or Under Common Control with Registrant


         Provide a list or diagram of all persons directly or indirectly controlled by or under common control with the Registrant. For any person controlled by another person, disclose the percentage of voting securities owned by the immediately controlling person or other basis of that person's control. For each company, also provide the state or other sovereign power under the laws of which the company is organized.


         None.

Item 25.   Indemnification


           State the general effect of any contract, arrangements or statute under which any director, officer, underwriter or affiliated person of the Registrant is insured or indemnified in any manner against any liability which may be incurred in such capacity, other than insurance provided by any director, officer, affiliated person or underwriter for their own protection.



           Article VIII of the Registrant's Agreement and Declaration of Trust, as amended, provides for indemnification of certain persons acting on behalf of the Registrant. Article VIII, Section 8.1 provides that a Trustee, when acting in such capacity, shall not be personally liable to any person for any act, omission, or obligation of the Registrant or any Trustee; provided, however, that nothing contained in the Registrant's Agreement and Declaration of Trust or in the Delaware Business Trust Act shall protect any Trustee against any liability to the Registrant or the Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee.

           Article VII, Section 3 of the Registrant's Amended and Restated By-Laws also provides that every person who is, or has been, a Trustee or Officer of the Registrant to the fullest extent permitted by the Delaware Business Trust Act, the Registrant's Amended and Restated By-Laws and other applicable law.

           A I M Advisors, Inc. ("AIM"), the Registrant and other investment companies managed by AIM their respective officers, trustees, directors and employees (the "Insured Parties") are insured under a joint Mutual Fund and Investment Advisory Professional and Directors and Officers Liability Policy, issued by ICI Mutual Insurance Company, with a $35,000,000 limit of liability.

           Section 13 of the Master Investment Advisory Agreement between the Registrant and AIM provides that AIM shall not be subject to liability to the Registrant or to the Fund or to any Shareholder of the Fund for any act or omission in the course of, or connected with, rendering services pursuant to the Master Investment Advisory Agreement. The Master Investment Advisory Agreement also provides that AIM shall not be subject to liability for any losses that may be sustained in the purchase, holding or sale of any security, except losses resulting from willful misfeasance, bad faith, gross negligence or reckless disregard on the part of AIM or any of its officers, director or employees.



Item 26.   Business and Other Connections of Investment Advisor


           Describe any other business, profession, vocation or employment of a substantial nature in which each investment advisor of the Registrant, and each director, officer or partner of any such investment advisor, is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner, or trustee.


           The only employment of a substantial nature of the Advisor's directors and officers is with the Advisor and its affiliated companies. Reference is also made to the caption "Fund Management - The Manager" of the Prospectus which comprises Part A of the Registration Statement, and to the caption "Management" of the Statement of Additional Information which comprises Part B of the Registration Statement, and to Item 27(b) of this Part C.

Item 27.   Principal Underwriters

           (a) A I M Distributors, Inc., the Registrant's principal underwriter, also acts as a principal underwriter to the following investment companies:

                   AIM Advisor Funds, Inc.
                   AIM Eastern Europe Fund
                   AIM Equity Funds, Inc. (Retail Classes)
                   AIM Funds Group
                   AIM Growth Series
                   AIM International Funds, Inc.
                   AIM Investment Funds
                   AIM Investment Securities Funds (Retail Class)
                   AIM Special Opportunities Funds
                   AIM Summit Fund, Inc.
                   AIM Tax-Exempt Funds, Inc.
                   AIM Variable Insurance Funds, Inc.
                   GT Global Floating Rate Fund, Inc.
                      (d/b/a AIM Floating Rate Fund)

           (b)

Name and Principal             Position and Offices                             Position and Offices
Business Address*              with Principal Underwriter                       with Registrant
------------------             --------------------------                       --------------------
Charles T. Bauer               Chairman of the Board of Directors               None

Michael J. Cemo                President & Director                             None

Gary T. Crum                   Director                                         Vice President

Robert H. Graham               Senior Vice President & Director                 Chairman; President

W. Gary Littlepage             Senior Vice President & Director                 None

James L. Salners               Executive Vice President                         None

John Caldwell                  Senior Vice President                            None

Marilyn M. Miller              Senior Vice President                            None

Gene L. Needles                Senior Vice President                            None

Gordon J. Sprague              Senior Vice President                            None

Michael C. Vessels             Senior Vice President                            None

B.J. Thompson                  First Vice President                             None

James R. Anderson              Vice President                                   None

Mary K. Coleman                Vice President                                   None

-------------------------
* 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173

Name and Principal             Position and Offices                             Position and Offices
Business Address*              with Principal Underwriter                       with Registrant
------------------             --------------------------                       --------------------
Mary A. Corcoran               Vice President                                   None

Melville B. Cox                Vice President & Chief                           Vice President
                               Compliance Officer

Sidney M. Dilgren              Vice President                                   None

Glenda a. Dayton               Vice President                                   None

Tony D. Green                  Vice President                                   None

Dawn M. Hawley                 Vice President & Treasurer                       None

Ofelia M. Mayo                 Vice President, General Counsel                  Assistant Secretary
                               & Assistant Secretary

Charles H. McLaughlin          Vice President                                   None

Ivy B. McLemore                Vice President                                   None

Terri L. Ransdell              Vice President                                   None

Carol F. Relihan               Vice President                                   Vice President

Kamala C. Sachidanandan        Vice President                                   None

Frank V. Serebrin              Vice President                                   None

Christopher T. Simutis         Vice President                                   None

Gary K. Wendler                Vice President                                   None

Norman W. Woodson              Vice President                                   None

David E. Hessel                Assistant Vice President,                        None
                               Assistant Treasurer
                               & Controller

Kathleen J. Pflueger           Secretary                                        Assistant Secretary

Luke P. Beausoleil             Assistant Vice President                         None

Sheila R. Brown                Assistant Vice President                         None

Scott E. Burman                Assistant Vice President                         None

Tisha B. Christopher           Assistant Vice President                         None

-------------------------
* 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173

Name and Principal             Position and Offices                             Position and Offices
Business Address*              with Principal Underwriter                       with Registrant
------------------             --------------------------                       --------------------
Mary E. Gentempo               Assistant Vice President                         None

Simon R. Hoyle                 Assistant Vice President                         None

Kathryn A. Jordan              Assistant Vice President                         None

Rebecca Starling-Klatt         Assistant Vice President                         None

Mary C. Mangham                Assistant Vice President                         None

Kim T. McAuliffe               Assistant Vice President                         None

David B. O'Neil                Assistant Vice President                         None

Nicholas D. White              Assistant Vice President                         None

Nancy L. Martin                Assistant General Counsel                        Assistant Secretary
                               & Assistant Secretary

Samuel D. Sirko                Assistant General Counsel                        Vice President & Secretary
                               & Assistant Secretary

P. Michelle Grace              Assistant Secretary                              None

Lisa A. Moss                   Assistant Secretary                              None

Stephen I. Winer               Assistant Secretary                              None

-------------------------
* 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173


              (c)    -  Not Applicable



Item 28.      Location of Accounts and Records


           With respect to each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and the Rules (17 CFR 270.31a-1 to 31a-3) promulgated thereunder, furnish the name and address of each person maintaining physical possession of each such account, book or other document.


           Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of the Registrant and its advisor, A I M Advisors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046, and its custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110.

           Records covering shareholder accounts and portfolio transactions are also maintained and kept by the Registrant's Transfer Agent, A I M Fund Services, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046, and by the Registrant's custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110.

Item 29.      Management Services


           Provide a summary of the substantive provisions of any management-related service contract not discussed in Part A or Part B disclosing parties to the contract, the total dollars paid and by whom, for the last three fiscal years.


           None.


Item 30.      Undertakings

           None.

                                   SIGNATURES


           Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 20th day of August, 1999.

                                    REGISTRANT:  AIM SERIES TRUST

                                            By:  /s/ROBERT H. GRAHAM
                                                ----------------------------
                                                 Robert H. Graham, President

           Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

      SIGNATURES                            TITLE                        DATE
      ----------                            -----                        ----
  /s/ROBERT H. GRAHAM           Chairman, Trustee & President
------------------------        (Principal Executive Officer)       August 20, 1999
  (Robert H. Graham)

 /s/C. DEREK ANDERSON                      Trustee                  August 20, 1999
------------------------
  (C. Derek Anderson)

  /s/FRANK S. BAYLEY                       Trustee                  August 20, 1999
------------------------
   (Frank S. Bayley)

/s/ARTHUR C. PATTERSON                     Trustee                  August 20, 1999
------------------------
 (Arthur C. Patterson)

  /s/RUTH H. QUIGLEY                       Trustee                  August 20, 1999
------------------------
   (Ruth H. Quigley)


  /s/DANA R. SUTTON                   Vice President &              August 20, 1999
------------------------                  Treasurer
   (Dana R. Sutton)

                               INDEX TO EXHIBITS

                                AIM SERIES TRUST


Exhibit Number
--------------
      j          Consent of PricewaterhouseCoopers LLP